Events subsequent to the statement of financial position date	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to the statement of financial position date
27	Events subsequent to the statement of financial position date
Closing of acquisition of Link3D
On April 9, 2021, the Group acquired an option to buy Link3D Inc.. On November 15, 2021, Materialise provided notice to Link3D of its intention to exercise the option. The acquisition was completed on January 4, 2022. This acquisition was effectuated through the Group’s U.S. subsidiary, Materialise USA, LLC. As a result of this transaction, Materialise USA has become the sole shareholder of Link3D. Link3D is an additive workflow and digital manufacturing software company. The acquisition of Link3D is intended to strengthen and accelerate the creation of the Materialise software platform.
Impact of the armed conflict in Ukraine
As discussed in more detail in “Item 3. Key Information—D. Risk Factors” of this annual report, we have historically maintained an office in Kyiv, employing over 400 collaborators who are mainly engaged in engineering, software development and supporting IT and staff functions. As a result of the armed conflict in Ukraine, our operations from our Kyiv office have come to a standstill.
To-date, most
of
our personnel from the office in Kyiv have continued to work for us throughout the armed conflict, either remotely from Ukraine or other neighboring countries or from our Wroclaw office, while others remain unable to perform their work. As of the date of this annual report, we have been able to continue servicing our customers without significant disruption or delay, as personnel with similar skills and competencies located elsewhere in the world have increased their roles and responsibilities to assist displaced personnel.
Despite our initiating an intense relocation and support program, it is impossible to predict how much of our Ukrainian workforce will be able or willing to continue working for us. As we are unable to predict how the armed conflict in Ukraine will evolve, we cannot exclude that delays or disruption in certain of our services may occur, which could impact our business and operations, results of operations, financial condition, cash flows and liquidity.
Although the impact of the armed conflict in Ukraine has not had a material adverse effect on our financial results to-date, we have incurred € 0.3 million as of February 24, 2022 related to the relocation and support efforts of Ukrainian personnel. We will continue to incur expenses and we will be affected by additional operating expenses from hiring additional and more expensive resources outside Ukraine.
It is still uncertain to what extent some of the development projects of our Materialise Software and Materialise Medical segments, and to a lesser extent our Materialise Manufacturing segment, will be impacted. As a result of such impact, some of our anticipated product releases may be delayed, which may adversely affect our revenue.
In addition, although only a small percentage of our historical revenues was generated in Russia, we expect that the trade sanctions that have been imposed against Russia by, among others, the United States and the European Union, will have a negative impact on our revenue for the year ended December 31, 2022.
As of the date of this annual report, we are unable to predict how the armed conflict in Ukraine will evolve or what the impact of any political and direct and indirect economic repercussions will be on the global economy and our business. Indirect economic repercussions could, for example, come from continued or further increased inflation, or currencies instability. As a result, we are unable to assess with certainty its impact on our business and operations, results of operations, financial condition, cash flows and liquidity.